VANECK GAMING ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.9%
Australia : 9.7%
Aristocrat Leisure Ltd. 92,587 $ 2,575,789
Lottery Corp. Ltd. 459,487 1,518,122
Star Entertainment Group
Ltd. * 705,783 247,832
Tabcorp Holdings Ltd. 516,361 294,419
4,636,162
China : 6.3%
Galaxy Entertainment Group
Ltd. (HKD) 422,240 2,364,893
Melco Resorts &
Entertainment Ltd. (ADR) * 46,970 416,624
SJM Holdings Ltd. (HKD) * † 743,500 235,146
3,016,663
France : 2.4%
La Francaise des Jeux SAEM
144A 31,868 1,158,332
Underline
Greece : 1.9%
OPAP SA 52,326 888,247
Underline
Ireland : 8.0%
Flutter Entertainment Plc * 21,641 3,821,873
Underline
Italy : 1.6%
International Game
Technology Plc (USD) † 28,348 777,019
Underline
Japan : 1.9%
Heiwa Corp. † 16,400 243,876
Sankyo Co. Ltd. 11,479 668,517
912,393
Malaysia : 4.9%
Genting Bhd 620,700 623,860
Genting Malaysia Bhd 817,398 478,313
Number
of Shares Value
Malaysia (continued)
Genting Singapore Ltd. (SGD) 1,604,500 $ 1,215,938
2,318,111
Malta : 0.8%
Kindred Group Plc (SEK)
(SDR) 43,602 403,821
Underline
South Korea : 0.8%
Kangwon Land, Inc. * 31,461 389,867
Underline
Sweden : 6.2%
Evolution AB 144A 24,702 2,944,660
Underline
United Kingdom : 4.1%
Entain Plc 119,225 1,503,731
Playtech Plc * 83,093 475,188
1,978,919
United States : 51.3%
Boyd Gaming Corp. 16,051 1,004,953
Caesars Entertainment,
Inc. * 32,941 1,544,274
Churchill Downs, Inc. † 12,868 1,736,279
DraftKings, Inc. * 80,019 2,820,670
Gaming and Leisure
Properties, Inc. 42,287 2,086,863
Las Vegas Sands Corp. 69,258 3,408,186
Light & Wonder, Inc. * † 15,279 1,254,559
MGM Resorts International *
† 50,698 2,265,187
Penn Entertainment, Inc. * † 23,175 603,014
Sands China Ltd. (HKD) * 686,800 2,010,227
VICI Properties, Inc. 117,341 3,740,831
Wynn Resorts Ltd. 22,358 2,037,037
24,512,080
Total Common Stocks
(Cost: $57,379,498) 47,758,147
Total Investments: 99.9%
(Cost: $57,379,498) 47,758,147
Other assets less liabilities: 0.1% 46,201
NET ASSETS: 100.0% $ 47,804,348
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
SDR Swedish Depositary Receipt
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $5,896,913.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $4,102,992, or 8.6% of net assets.

VANECK GAMING ETF
SCHEDULE OF INVESTMENTS
(continued)
2
Summary of Investments by Sector
% of
Investments Value
Consumer Discretionary 87.8% $ 41,930,452
Real Estate 12.2 5,827,695
100.0% $ 47,758,147